SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE AND WEIGHTED AVERAGE EXERCISE PRICE OF OPTIONS (Details)	9 Months Ended
	Sep. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	7,315,639	6,741,825	4,959,617
Historical Weighted Average Exercise Price	$ 4.14	$ 4.10	$ 4.40
Exercise Range One [member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	7,000
Historical Weighted Average Exercise Price	$ 1.91
Weighted Average Remaining Remaining Life (years)	4 years 10 months 2 days
Number Exercisable | shares	7,000
Historical Weighted Average Exercise Price	$ 1.91
Exercise Range One [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	0.82
Exercise Range One [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 1.93
Exercise Range Two [member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	1,873,823
Historical Weighted Average Exercise Price	$ 2.38
Weighted Average Remaining Remaining Life (years)	6 years 5 months 1 day
Number Exercisable | shares	1,267,829
Historical Weighted Average Exercise Price	$ 2.28
Exercise Range Two [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	1.93
Exercise Range Two [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 2.76
Exercise Range Three [member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	5,434,816
Historical Weighted Average Exercise Price	$ 4.31
Weighted Average Remaining Remaining Life (years)	7 years 5 months 15 days
Number Exercisable | shares	3,208,513
Historical Weighted Average Exercise Price	$ 4.21
Exercise Range Three [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	2.76
Exercise Range Three [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 8.84
Options Outstanding [Member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	7,315,639
Historical Weighted Average Exercise Price	$ 3.81
Options Exercisable [Member]
IfrsStatementLineItems [Line Items]
Weighted Average Remaining Remaining Life (years)	7 years 2 months 12 days
Number Exercisable | shares	4,483,342
Historical Weighted Average Exercise Price	$ 3.66